Faegre Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.faegredrinker.com

December 10, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund, Inc.

(1933 Act Registration No. 33-20827)

(1940 Act Registration No. 811-5518)

Ladies and Gentlemen:

On behalf of The RBB Fund, Inc. (the “Company”), I have transmitted herewith for filing Post-Effective Amendment No. 285 (the “Amendment”) to the Company’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended.

The purpose of the Amendment is to (i) respond to the staff’s comments on Post-Effective Amendment No. 282 and (ii) make other non-material changes to finalize and complete the disclosure to the prospectus and statement of additional information for the Company’s Motley Fool Global Opportunities ETF and Motley Fool Mid-Cap Growth ETF.

We respectfully request that this Amendment to the Company’s Registration Statement be declared effective on December 10, 2021 or as soon as practicable. A formal request for acceleration pursuant to Rule 461 under the 1933 Act will also be submitted.

Questions and comments concerning this filing may be directed to the undersigned at (215) 988-2497.

Very truly yours,

/s/ Catherine A. DiValentino
Catherine A. DiValentino